Long-Term Investments	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Long-Term Investments
7	Long-term investments

As of December 31, 2017 and 2018, long-term investments consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Cost method investments	10,980	79,696	11,591
Less: Impairment loss	—	—	—
Total	10,980	79,696	11,591

In 2018, the Company acquired 5.93% of the share capital of Zhuoxuan, a non-listed company, for RMB5,438 (US$792). The investment in Zhuoxuan was classified as a cost method investment, as the Company does not have significant influence over Zhuoxuan and because there is no readily determinable fair value.

In 2018, the Company acquired 13.8% of the share capital of Mengxiang, a non-listed company, for RMB21,512 (US$3,134). The investment in Mengxiang was classified as a cost method investment, as the Company does not have significant influence over Mengxiang and because there is no readily determinable fair value.

In 2018, the Company acquired 10.0% of the share capital of Qianhai, a non-listed company, for RMB40,000 (US$5,828). The investment in Qianhai was classified as a cost method investment, as the Company does not have significant influence over Qianhai and because there is no readily determinable fair value.

In 2016, the Company has acquired a call option to purchase preferred shares of Skymind in a future financing round for RMB980 (US$150). In 2018, the Company held 1.19% of the share capital of Skymind with the exercise of call option and RMB1,716 (US$250). The investment in Skymind was classified as a cost method investment, as the Company does not have significant influence over Skymind and because there is no readily determinable fair value.

In 2017, the Company acquired 6.25% of the share capital of Shuwei, a non-listed company, for RMB10,000 (US$1,457), and the Company’s ownership of share in Shuwei decrease to 4.27% in 2018 due to Shuwei’s subsequent rounds of financing. The investment in Shuwei was classified as a cost method investment, as the Company does not have significant influence over Shuwei and because there is no readily determinable fair value.

There were no impairment indicators for the cost method investment and no impairment losses for the three years ended December 31, 2016, 2017 and 2018.